Other Income, Net of Losses [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Other Nonoperating Income, by Component [Table Text Block]

Details of other income, net of losses, were as follows.

Year ended December 31, ($ in millions)	2013	2012	2011
Late charges and other administrative fees	$94	$83	$82
Remarketing fees	82	63	96
Mortgage processing fees and other mortgage income	81	475	236
Fair value adjustment on derivatives (a)	24	(30)	(125)
Securitization income	23	45	199
Other, net	79	101	133

Total other income, net of losses	$383	$737	$621

(a)	Refer to Note 21 for a description of derivative instruments and hedging activities.